                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08739

Morgan Stanley Equity Fund
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2003

Dear Shareholder:

The 12-month period ended May 31, 2003, began with growing fears of a double-dip recession. Gross domestic product (GDP) had slowed sharply from its unsustainable first quarter rate of 5.8 percent. By June 2002, legitimate questions had arisen concerning the path of corporate earnings, the vitality of capital spending, and the sustainability of consumer confidence. Raw materials price strength, low interest rates and pro-growth monetary and fiscal policymakers buoyed an outlook for modest economic growth. The double-dip recession did not occur as feared and the economy grew modestly throughout the period under review and continues to show signs of improvement.

During the period under review, the stock market disengaged from the economic recovery and, by October 2002, had fallen to a cyclical low. Disappointing corporate earnings and wide-scale downward earnings forecasts propelled the market's decline. Buying optimism appeared to be sapped by recurrent concerns about corporate accounting, bankruptcy filings, corporate-governance scandals and persistent fear of a potential economic retrenchment resulting from a possible war with Iraq. Following the October 9 low, however, the stock market rallied. Following a temporary, war-related pause, the stock market ended this reporting period recovering strongly from the October bottom. By May 31, 2003, the Standard & Poor's 500 Index (S&P 500) had rebounded nearly 26 percent from its October low.

Performance and Portfolio Strategy

For the 12-month period ended May 31, 2003, Morgan Stanley Equity Fund's Class A, B, C and D shares returned -12.80 percent, -13.47 percent, -13.55 percent and -12.55 percent, respectively. During the same period, the S&P 500 posted a return of -8.06 percent, while the Lipper Large-Cap Core Funds Index returned -8.74 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

According to Morgan Stanley Investments LP, the Fund's sub-advisor, the Fund underperformed the S&P 500 due largely to poor results in the first half of the period, caused primarily by its holdings in the technology and energy sectors.

The Fund began the period with an overweighting in both value-oriented cyclical stocks and growth cyclicals. The sub-advisor believes that this positioning was consistent with the underlying economic recovery and the steady improvement in the absolute and relative forward earnings

Morgan Stanley Equity Fund
LETTER TO THE SHAREHOLDERS - MAY 31, 2003 continued

estimates of these types of stocks. The sub-advisor trimmed relatively higher-beta (riskier) positions in oil-well equipment and service, and offshore drilling companies and technology (sharply reducing or eliminating semicapital equipment manufacturers and semiconductor positions.) The sub-advisor also reduced the Fund's exposure to publishing and broadcasting and replaced trading-sensitive electric power exposure with distribution-dependent utilities. The sub-advisor added to the Fund's strategic emphasis on banks and consumer credit. Within the remaining energy exposure, the Fund added what it believed to be less-volatile international oil stocks. The sub-advisor also boosted select defensive growth positions by adding to existing positions.

We appreciate your ongoing support of Morgan Stanley Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Equity Fund
MISCELLANEOUS INFORMATION - MAY 31, 2003 continued

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Equity Fund
FUND PERFORMANCE - MAY 31, 2003

      GROWTH OF $10,000
      ($ in Thousands)

[LINE GRAPH]

                                   CLASS A           CLASS B           CLASS C           CLASS D           S&P 500
                                   -------           -------           -------           -------           -------
July 29, 1998                      9475.00          10000.00          10000.00          10000.00          10000.00
August 31, 1998                    7788.00           8220.00           8220.00           8230.00           8518.00
November 30, 1998                  9267.00           9750.00           9750.00           9780.00          10395.00
February 28, 1999                  9987.00          10500.00          10500.00          10560.00          11098.00
May 31, 1999                      11143.00          11690.00          11710.00          11790.00          11706.00
August 31, 1999                   10839.00          11350.00          11370.00          11470.00          11910.00
November 30, 1999                 11522.00          12030.00          12070.00          12200.00          12567.00
February 29, 2000                 12099.00          12619.00          12639.00          12819.00          12399.00
May 31, 2000                      12270.00          12780.00          12800.00          13020.00          12932.00
August 31, 2000                   13185.00          13705.00          13725.00          13996.00          13852.00
November 30, 2000                 11299.00          11724.00          11744.00          12005.00          12035.00
February 28, 2001                 10701.00          11070.00          11101.00          11363.00          11382.00
May 31, 2001                      10603.00          10955.00          10986.00          11271.00          11566.00
August 31, 2001                    9460.00           9757.00           9789.00          10066.00          10474.00
November 30, 2001                  9362.00           9630.00           9662.00           9963.00          10565.00
February 28, 2002                  8868.00           9107.00           9128.00           9442.00          10301.00
May 31, 2002                       8540.00           8760.00           8792.00           9096.00           9966.00
August 31, 2002                    7162.00           7325.00           7358.00           7632.00           8591.00
November 30, 2002                  7217.00           7371.00           7404.00           7701.00           8822.00
February 28, 2003                  6506.00           6631.00           6652.00           6940.00           7965.00
May 31, 2003                       7446.00           7449.00           7601.00           7995.00           9163.00


                                   LIPPER
                                   ------

July 29, 1998                     10000.00
August 31, 1998                    8480.00
November 30, 1998                 10138.00
February 28, 1999                 10844.00
May 31, 1999                      11275.00
August 31, 1999                   11437.00
November 30, 1999                 12098.00
February 29, 2000                 12377.00
May 31, 2000                      12683.00
August 31, 2000                   13835.00
November 30, 2000                 11808.00
February 28, 2001                 11147.00
May 31, 2001                      11321.00
August 31, 2001                   10221.00
November 30, 2001                 10301.00
February 28, 2002                 10082.00
May 31, 2002                       9808.00
August 31, 2002                    8522.00
November 30, 2002                  8662.00
February 28, 2003                  7885.00
May 31, 2003                       8951.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

            AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MAY 31, 2003
--------------------------------------------------------------------------------

                    CLASS A SHARES*
-------------------------------------------------------
1 Year                          (12.80)%(1)  (17.38)%(2)
Since Inception (7/29/98)        (4.86)%(1)   (5.91)%(2)
                   CLASS B SHARES**
-------------------------------------------------------

1 Year                          (13.47)%(1)  (17.80)%(2)
Since Inception (7/29/98)        (5.57)%(1)   (5.91)%(2)
                    CLASS C SHARES+
-------------------------------------------------------

1 Year                          (13.55)%(1)  (14.42)%(2)
Since Inception (7/29/98)        (5.51)%(1)   (5.51)%(2)
                   CLASS D SHARES++
-------------------------------------------------------

1 Year                          (12.55)%(1)
Since Inception (7/29/98)        (4.62)%(1)

---------------------


(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on May 31,
     2003.
(4) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(5) The Lipper Large-Cap Core Fund Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2003

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (97.2%)
              Aerospace & Defense
              (1.2%)
   23,300     Boeing Co. ..............  $    714,611
    8,900     Northrop Grumman
               Corp. ..................       782,755
                                         ------------
                                            1,497,366
                                         ------------
              Auto Parts: O.E.M. (1.7%)
  101,800     Delphi Corp. ............       897,876
   15,200     Johnson Controls,
               Inc. ...................     1,265,400
                                         ------------
                                            2,163,276
                                         ------------
              Beverages: Non-Alcoholic
              (2.4%)
   65,100     Coca Cola Co. (The)......     2,966,607
                                         ------------
              Building Products (0.7%)
   34,000     Masco Corp. .............       836,400
                                         ------------
              Chemicals: Major
              Diversified (1.0%)
   51,300     Engelhard Corp. .........     1,290,195
                                         ------------
              Chemicals: Specialty
              (1.4%)
   40,900     Air Products & Chemicals,
               Inc. ...................     1,782,831
                                         ------------
              Computer Communications
              (0.7%)
   53,700     Cisco Systems, Inc.*.....       874,236
                                         ------------
              Computer Processing
              Hardware (2.7%)
   17,100     Dell Computer Corp.*.....       535,059
  131,600     Hewlett-Packard Co. .....     2,566,200
   64,900     Sun Microsystems,
               Inc.*...................       281,017
                                         ------------
                                            3,382,276
                                         ------------
              Contract Drilling (0.3%)
   14,400     GlobalSantaFe Corp. .....       358,272
                                         ------------
              Discount Stores (5.0%)
   72,900     Target Corp. ............     2,670,327
   70,100     Wal-Mart Stores, Inc. ...     3,687,961
                                         ------------
                                            6,358,288
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Drugstore Chains (0.4%)
   18,000     CVS Corp. ...............  $    469,800
                                         ------------
              Electric Utilities (1.7%)
   37,800     Exelon Corp. ............     2,165,940
                                         ------------
              Electrical Products
              (0.9%)
   29,700     Cooper Industries, Ltd.
               (Class A)...............     1,184,733
                                         ------------
              Finance/Rental/ Leasing
              (4.7%)
   10,200     Fannie Mae...............       754,800
   43,200     Freddie Mac..............     2,583,792
  130,900     MBNA Corp. ..............     2,624,545
                                         ------------
                                            5,963,137
                                         ------------
              Financial Conglomerates
              (2.9%)
   70,300     Citigroup, Inc. .........     2,883,706
   25,600     Principal Financial
               Group, Inc. ............       813,056
                                         ------------
                                            3,696,762
                                         ------------
              Food Retail (0.5%)
   39,200     Kroger Co. (The)*........       629,160
                                         ------------
              Food: Major Diversified
              (1.3%)
   28,000     Unilever N.V.
               (Netherlands)...........     1,638,000
                                         ------------
              Home Improvement Chains
              (2.5%)
   95,900     Home Depot, Inc. (The)...     3,115,791
                                         ------------
              Household/Personal Care
              (2.7%)
   33,200     Avon Products, Inc. .....     2,023,208
   15,200     Procter & Gamble Co. ....     1,395,664
                                         ------------
                                            3,418,872
                                         ------------
              Industrial Conglomerates
              (9.1%)
  160,300     General Electric Co. ....     4,600,610
   72,100     Honeywell International,
               Inc. ...................     1,889,020

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  177,600     Tyco International Ltd.
               (Bermuda)...............  $  3,143,520
   27,300     United Technologies
               Corp. ..................     1,863,225
                                         ------------
                                           11,496,375
                                         ------------
              Information Technology
              Services (2.5%)
   57,700     Accenture Ltd. (Class A)
               (Bermuda)*..............     1,010,904
   24,000     International Business
               Machines Corp. .........     2,112,960
                                         ------------
                                            3,123,864
                                         ------------
              Integrated Oil (2.1%)
   39,200     Exxon Mobil Corp. .......     1,426,880
   28,000     Royal Dutch Petroleum Co.
               (Netherlands)...........     1,275,400
                                         ------------
                                            2,702,280
                                         ------------
              Internet Software/
              Services (1.0%)
   68,700     Check Point Software
               Technologies Ltd.
               (Israel)*...............     1,291,560
                                         ------------
              Investment Banks/ Brokers
              (2.5%)
    9,600     Goldman Sachs Group, Inc.
               (The)...................       782,400
    7,700     Lehman Brothers Holdings,
               Inc. ...................       551,551
   40,800     Merrill Lynch & Co.,
               Inc. ...................     1,766,640
                                         ------------
                                            3,100,591
                                         ------------
              Investment Managers
              (1.4%)
   64,700     Mellon Financial
               Corp. ..................     1,757,899
                                         ------------
              Major Banks (8.4%)
   58,100     Bank of America Corp. ...     4,311,020
   64,600     Comerica, Inc. ..........     2,989,042
   57,100     PNC Financial Services
               Group...................     2,812,175
   11,000     Wachovia Corp............       441,980
                                         ------------
                                           10,554,217
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Telecommunications
              (2.4%)
   34,800     SBC Communications,
               Inc. ...................  $    886,008
   56,600     Verizon Communications
               Inc. ...................     2,142,310
                                         ------------
                                            3,028,318
                                         ------------
              Media Conglomerates
              (2.5%)
   35,400     AOL Time Warner Inc.*....       538,788
   31,700     Disney (Walt) Co.
               (The)...................       622,905
   43,300     Viacom, Inc. (Class
               B)*.....................     1,971,016
                                         ------------
                                            3,132,709
                                         ------------
              Motor Vehicles (0.2%)
    7,000     General Motors Corp. ....       247,310
                                         ------------
              Multi-Line Insurance
              (1.2%)
   16,900     American International
               Group, Inc. ............       978,172
   11,300     Hartford Financial
               Services Group, Inc.
               (The)...................       527,032
                                         ------------
                                            1,505,204
                                         ------------
              Oil Refining/Marketing
              (2.2%)
   38,100     Total S.A. (ADR)
               (France)................     2,802,255
                                         ------------
              Packaged Software (5.1%)
   39,400     BMC Software, Inc.*......       668,224
  194,700     Microsoft Corp. .........     4,791,567
   74,300     Oracle Corp.*............       966,643
                                         ------------
                                            6,426,434
                                         ------------
              Pharmaceuticals: Major
              (10.6%)
   89,500     Bristol-Myers Squibb
               Co. ....................     2,291,200
   56,300     Merck & Co., Inc. .......     3,129,154
  114,700     Pfizer, Inc. ............     3,557,994
   71,500     Schering-Plough Corp. ...     1,319,175
   69,900     Wyeth....................     3,065,115
                                         ------------
                                           13,362,638
                                         ------------
              Property - Casualty
              Insurers (0.9%)
   67,700     Travelers Property
               Casualty Corp. (Class
               A)......................     1,105,541

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2003 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    2,900     Travelers Property
               Casualty Corp. (Class
               B)......................  $     46,893
                                         ------------
                                            1,152,434
                                         ------------
              Pulp & Paper (0.9%)
   32,300     International Paper
               Co. ....................     1,184,441
                                         ------------
              Regional Banks (2.5%)
  133,300     U.S. Bancorp.............     3,159,210
                                         ------------
              Semiconductors (1.2%)
   19,200     Analog Devices, Inc.*....       740,160
   17,200     Intel Corp. .............       358,448
   11,900     Maxim Integrated
               Products, Inc. .........       466,599
                                         ------------
                                            1,565,207
                                         ------------
              Telecommunications
              Equipment (2.1%)
   91,700     Motorola, Inc. ..........       781,284
   83,700     Nokia Corp. (ADR)
               (Finland)...............     1,509,948
   11,500     QUALCOMM Inc. ...........       386,170
                                         ------------
                                            2,677,402
                                         ------------
              Tobacco (2.3%)
   68,900     Altria Group, Inc. ......     2,845,570
                                         ------------
              Trucks/Construction/Farm
              Machinery (1.4%)
   33,600     Caterpillar, Inc. .......     1,752,240
                                         ------------
              Total Common Stocks
              (Cost $127,721,942)......   122,660,100
                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (2.8%)
              Repurchase Agreement
  $ 3,552     Joint repurchase
               agreement account 1.325%
               due 06/02/03 (dated
               05/30/03; proceeds
               $3,552,392) (a)
               (Cost $3,552,000).......  $  3,552,000
                                         ------------

Total Investments
(Cost $131,273,942) (b).....   100.0%     126,212,100
Other Assets in Excess of
Liabilities.................     0.0            2,333
                               -----     ------------
Net Assets..................   100.0%    $126,214,433
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes is $134,166,386. The aggregate gross unrealized appreciation is $7,767,330 and the aggregate gross unrealized depreciation is $15,721,616, resulting in net unrealized depreciation of $7,954,286.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2003

Assets:
Investments in securities, at value
 (cost $131,273,942)........................................   $126,212,100
Receivable for:
    Dividends...............................................        254,629
    Shares of beneficial interest sold......................         68,110
    Foreign withholding taxes reclaimed.....................          5,138
Prepaid expenses and other assets...........................         76,010
                                                              -------------
    Total Assets............................................    126,615,987
                                                              -------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        135,890
    Distribution fee........................................         97,113
    Investment management fee...............................         89,262
Accrued expenses and other payables.........................         79,289
                                                              -------------
    Total Liabilities.......................................        401,554
                                                              -------------
    Net Assets..............................................   $126,214,433
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................   $255,852,250
Net unrealized depreciation.................................     (5,061,842)
Accumulated net realized loss...............................   (124,575,975)
                                                              -------------
    Net Assets..............................................   $126,214,433
                                                              =============
Class A Shares:
Net Assets..................................................     $4,176,277
Shares Outstanding (unlimited authorized, $.01 par value)...        613,281
    Net Asset Value Per Share...............................          $6.81
                                                                      =====
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net asset value)........          $7.19
                                                                      =====
Class B Shares:
Net Assets..................................................   $107,680,291
Shares Outstanding (unlimited authorized, $.01 par value)...     16,447,779
    Net Asset Value Per Share...............................          $6.55
                                                                      =====
Class C Shares:
Net Assets..................................................     $7,871,633
Shares Outstanding (unlimited authorized, $.01 par value)...      1,197,719
    Net Asset Value Per Share...............................          $6.57
                                                                      =====
Class D Shares:
Net Assets..................................................     $6,486,232
Shares Outstanding (unlimited authorized, $.01 par value)...        940,143
    Net Asset Value Per Share...............................          $6.90
                                                                      =====

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended May 31, 2003

Net Investment Loss:
Income
Dividends (net of $36,356 foreign withholding tax)..........  $  2,739,652
Interest....................................................        11,210
                                                              ------------
    Total Income............................................     2,750,862
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        11,127
Distribution fee (Class B shares)...........................     1,218,001
Distribution fee (Class C shares)...........................        89,250
Investment management fee...................................     1,198,948
Transfer agent fees and expenses............................       345,199
Professional fees...........................................        63,677
Custodian fees..............................................        63,359
Shareholder reports and notices.............................        62,008
Registration fees...........................................        59,715
Trustees' fees and expenses.................................        13,657
Other.......................................................         9,479
                                                              ------------
    Total Expenses..........................................     3,134,420
                                                              ------------
    Net Investment Loss.....................................      (383,558)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (30,520,188)
Net change in unrealized depreciation.......................    (1,109,467)
                                                              ------------
    Net Loss................................................   (31,629,655)
                                                              ------------
Net Decrease................................................  $(32,013,213)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                              FOR THE YEAR   FOR THE YEAR
                                                                 ENDED           ENDED
                                                              MAY 31, 2003   MAY 31, 2002
                                                              ------------   -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................  $   (383,558)  $  (2,058,450)
Net realized loss...........................................   (30,520,188)    (36,807,159)
Net change in unrealized depreciation.......................    (1,109,467)    (24,229,573)
                                                              ------------   -------------
    Net Decrease............................................   (32,013,213)    (63,095,182)
                                                              ------------   -------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................       --              (36,175)
Class B shares..............................................       --           (1,047,547)
Class C shares..............................................       --              (70,366)
Class D shares..............................................       --              (31,602)
                                                              ------------   -------------
    Total Distributions.....................................       --           (1,185,690)
                                                              ------------   -------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (54,378,727)    (65,311,885)
                                                              ------------   -------------
    Net Decrease............................................   (86,391,940)   (129,592,757)
Net Assets:
Beginning of period.........................................   212,606,373     342,199,130
                                                              ------------   -------------
End of Period...............................................  $126,214,433   $ 212,606,373
                                                              ============   =============

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003

1. Organization and Accounting Policies

Morgan Stanley Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 continued

61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 continued

the net assets of the Fund determined as of the close of each business day:
0.85% to the portion of daily net assets not exceeding $500 million; 0.825% to the portion of daily net assets exceeding $500 million but not exceeding $1.0 billion; and 0.80% to the portion of daily net assets in excess of $1.0 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,266,252 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 continued

year ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $48, $418,696 and $945, respectively and received $6,186 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2003 aggregated $79,555,024 and $136,137,049, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2003 the Fund had transfer agent fees and expenses payable of approximately $1,400.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                     FOR THE YEAR            FOR THE YEAR
                                        ENDED                   ENDED
                                     MAY 31, 2003            MAY 31, 2002
                                     ------------            ------------
Long-term capital gains............       --                  $1,185,690

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 continued

As of May 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings....................................       --
Capital loss carryforward*..................................  $(115,916,937)
Post-October losses.........................................     (5,766,594)
Net unrealized depreciation.................................     (7,954,286)
                                                              -------------
Total accumulated losses....................................  $(129,637,817)
                                                              =============

* As of May 31, 2003, the Fund had a net capital loss carryforward of $115,916,937 of which $72,628,713 will expire on May 31, 2010 and $43,288,224 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $383,558.

Morgan Stanley Equity Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2003 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE YEAR                FOR THE YEAR
                                                                 ENDED                       ENDED
                                                             MAY 31, 2003                MAY 31, 2002
                                                       -------------------------   -------------------------
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................      38,862   $    240,137      104,703   $    895,027
Reinvestment of distributions........................      --            --             4,279         35,775
Redeemed.............................................    (271,518)    (1,731,127)    (339,078)    (2,852,564)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class A...............................    (232,656)    (1,490,990)    (230,096)    (1,921,762)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     841,764      5,222,239    2,233,050     18,589,949
Reinvestment of distributions........................      --            --           119,169        968,840
Redeemed.............................................  (8,792,030)   (54,142,346)  (9,845,957)   (81,335,286)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (7,950,266)   (48,920,107)  (7,493,738)   (61,776,497)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................      69,173        432,176      173,681      1,447,732
Reinvestment of distributions........................      --            --             8,372         68,235
Redeemed.............................................    (603,380)    (3,705,728)    (505,981)    (4,194,055)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class C...............................    (534,207)    (3,273,552)    (323,928)    (2,678,088)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................     412,887      2,678,940      576,295      4,871,658
Reinvestment of distributions........................      --            --             3,098         26,149
Redeemed.............................................    (515,317)    (3,373,018)    (441,986)    (3,833,345)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class D....................    (102,430)      (694,078)     137,407      1,064,462
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................  (8,819,559)  $(54,378,727)  (7,910,355)  $(65,311,885)
                                                       ==========   ============   ==========   ============

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                      FOR THE YEAR ENDED MAY 31,                 JULY 29, 1998*
                                                           ------------------------------------------------         THROUGH
                                                            2003            2002        2001         2000         MAY 31, 1999
                                                           ------          ------      -------      -------      --------------
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....................  $ 7.81          $ 9.74       $12.88       $11.76          $10.00
                                                           ------          ------       ------       ------          ------

Income (loss) from investment operations:
    Net investment income (loss)++.......................    0.03           (0.01)       (0.01)       (0.03)           0.01
    Net realized and unrealized gain (loss)..............   (1.03)          (1.88)       (1.64)        1.22            1.75
                                                           ------          ------       ------       ------          ------

Total income (loss) from investment operations...........   (1.00)          (1.89)       (1.65)        1.19            1.76
                                                           ------          ------       ------       ------          ------

Less distributions from net realized gain................    --             (0.04)       (1.49)       (0.07)           --
                                                           ------          ------       ------       ------          ------

Net asset value, end of period...........................  $ 6.81          $ 7.81       $ 9.74       $12.88          $11.76
                                                           ======          ======       ======       ======          ======

Total Return+............................................  (12.80)%        (19.46)%     (13.59)%      10.12%          17.60%(1)

Ratios to Average Net Assets(3):
Expenses.................................................    1.54%           1.35%        1.27%        1.29%           1.38%(2)

Net investment income (loss).............................    0.41%          (0.07)%      (0.08)%      (0.25)%          0.07%(2)

Supplemental Data:
Net assets, end of period, in thousands..................  $4,176          $6,608      $10,481      $12,483          $7,933

Portfolio turnover rate..................................      56%             96%         162%         184%             80%(1)

---------------------------------------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                                                  FOR THE YEAR ENDED MAY 31,                    JULY 29, 1998*
                                                    ------------------------------------------------------         THROUGH
                                                      2003              2002          2001          2000         MAY 31, 1999
                                                    --------          --------      --------      --------      --------------

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $7.57             $9.51        $12.71        $11.69           $10.00
                                                       -----             -----        ------        ------           ------

Income (loss) from investment operations:
    Net investment loss++.........................     (0.02)            (0.07)        (0.10)        (0.12)           (0.07)
    Net realized and unrealized gain (loss).......     (1.00)            (1.83)        (1.61)         1.21             1.76
                                                       -----             -----        ------        ------           ------

Total income (loss) from investment operations....     (1.02)            (1.90)        (1.71)         1.09             1.69
                                                       -----             -----        ------        ------           ------

Less distributions from net realized gain.........      --               (0.04)        (1.49)        (0.07)            --
                                                       -----             -----        ------        ------           ------

Net asset value, end of period....................     $6.55             $7.57        $ 9.51        $12.71           $11.69
                                                       =====             =====        ======        ======           ======

Total Return+.....................................    (13.47)%          (20.03)%      (14.28)%        9.32%           16.90 %(1)

Ratios to Average Net Assets(3):
Expenses..........................................      2.29%             2.10%         2.04%         2.04%            2.13 %(2)

Net investment loss...............................     (0.34)%           (0.82)%       (0.85)%       (1.00)%          (0.68)%(2)

Supplemental Data:
Net assets, end of period, in thousands...........  $107,680          $184,612      $303,227      $374,215         $273,345

Portfolio turnover rate...........................        56%               96%          162%          184%              80 %(1)

---------------------------------------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                                     FOR THE YEAR ENDED MAY 31,                  JULY 29, 1998*
                                                          -------------------------------------------------         THROUGH
                                                           2003            2002         2001         2000         MAY 31, 1999
                                                          ------          -------      -------      -------      --------------

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period....................   $7.60           $ 9.54       $12.73       $11.70          $10.00
                                                           -----           ------       ------       ------          ------

Income (loss) from investment operations:
    Net investment loss++...............................   (0.02)           (0.06)       (0.09)       (0.12)          (0.04)
    Net realized and unrealized gain (loss).............   (1.01)           (1.84)       (1.61)        1.22            1.74
                                                           -----           ------       ------       ------          ------

Total income (loss) from investment operations..........   (1.03)           (1.90)       (1.70)        1.10            1.70
                                                           -----           ------       ------       ------          ------

Less distributions from net realized gain...............     --             (0.04)       (1.49)       (0.07)           --
                                                           -----           ------       ------       ------          ------

Net asset value, end of period..........................   $6.57           $ 7.60       $ 9.54       $12.73          $11.70
                                                           =====           ======       ======       ======          ======

Total Return+...........................................  (13.55)%         (19.97)%     (14.17)%       9.31%          17.10 %(1)

Ratios to Average Net Assets(3):
Expenses................................................    2.29%            2.01%        1.96%        2.04%           1.91 %(2)

Net investment loss.....................................   (0.34)%          (0.73)%      (0.77)%      (1.00)%         (0.46)%(2)

Supplemental Data:
Net assets, end of period, in thousands.................  $7,872          $13,156      $19,604      $24,711         $15,744

Portfolio turnover rate.................................      56%              96%         162%         184%             80 %(1)

---------------------------------------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                                       FOR THE YEAR ENDED MAY 31,                JULY 29, 1998*
                                                             ----------------------------------------------         THROUGH
                                                              2003            2002        2001        2000        MAY 31, 1999
                                                             ------          ------      ------      ------      --------------

Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.......................   $7.89           $9.82      $12.95      $11.79          $10.00
                                                              -----           -----      ------      ------          ------

Income (loss) from investment operations:
    Net investment income (loss)++.........................    0.04            0.01        0.02       (0.01)           0.03
    Net realized and unrealized gain (loss)................   (1.03)          (1.90)      (1.66)       1.24            1.76
                                                              -----           -----      ------      ------          ------

Total income (loss) from investment operations.............   (0.99)          (1.89)      (1.64)       1.23            1.79
                                                              -----           -----      ------      ------          ------

Less distributions from net realized gain..................    --             (0.04)      (1.49)      (0.07)           --
                                                              -----           -----      ------      ------          ------

Net asset value, end of period.............................   $6.90           $7.89      $ 9.82      $12.95          $11.79
                                                              =====           =====      ======      ======          ======

Total Return+..............................................  (12.55)%        (19.30)%    (13.43)%     10.43%          17.90%(1)

Ratios to Average Net Assets(3):
Expenses...................................................    1.29%           1.10%       1.04%       1.04%           1.13%(2)

Net investment income......................................    0.66%           0.18%       0.15%       0.00%           0.32%(2)

Supplemental Data:
Net assets, end of period, in thousands....................  $6,486          $8,230      $8,888      $5,339             $69

Portfolio turnover rate....................................      56%             96%        162%        184%             80%(1)

---------------------------------------------------

    *    Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Equity Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Equity Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Equity Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 9, 2003

Morgan Stanley Equity Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                                   Number of
                                                       Term of                                                   Portfolios in
                                       Position(s)    Office and                                                 Fund Complex
      Name, Age and Address of          Held with     Length of                                                   Overseen by
         Independent Trustee           Registrant    Time Served*   Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------------------  -----------  --------------  -------------------------------------------  -------------
Michael Bozic (62)                     Trustee      Since April     Retired; Director or Trustee of the Morgan        123
c/o Mayer, Brown, Rowe & Maw                        1994            Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees                                 formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                       (December 1998-October 2000), Chairman and
New York, NY                                                        Chief Executive Officer of Levitz Furniture
                                                                    Corporation (November 1995-November 1998)
                                                                    and President and Chief Executive Officer
                                                                    of Hills Department Stores (May 1991-July
                                                                    1995); formerly variously Chairman, Chief
                                                                    Executive Officer, President and Chief
                                                                    Operating Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the Morgan Stanley         123
c/o Summit Ventures LLC                             1993            Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                                       United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                  and Chairman, Senate Banking Committee
Salt Lake City, UT                                                  (1980-1986); formerly Mayor of Salt Lake
                                                                    City, Utah (1971-1974), Astronaut, Space
                                                                    Shuttle Discovery (April 12-19, 1985) and
                                                                    Vice Chairman, Huntsman Corporation
                                                                    (chemical company); member of the Utah
                                                                    Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (69)                   Trustee      Since           Retired; Director or Trustee of the Morgan        123
c/o Mayer, Brown, Rowe & Maw                        September 1997  Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees                                 formerly associated with the Allstate
1675 Broadway                                                       Companies (1966- 1994), most recently as
New York, NY                                                        Chairman of The Allstate Corporation (March
                                                                    1993-December 1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-owned
                                                                    subsidiary, Allstate Insurance Company
                                                                    (July 1989-December 1994).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (62)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (69)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Equity Fund
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                                   Number of
                                                       Term of                                                   Portfolios in
                                       Position(s)    Office and                                                 Fund Complex
      Name, Age and Address of          Held with     Length of                                                   Overseen by
         Independent Trustee           Registrant    Time Served*   Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------------------  -----------  --------------  -------------------------------------------  -------------
Dr. Manuel H. Johnson (54)             Trustee      Since July      Chairman of the Audit Committee and               123
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan Stanley
2099 Pennsylvania Avenue, N.W.                                      Funds and TCW/DW Term Trust 2003; Senior
Suite 950                                                           Partner, Johnson Smick International, Inc.,
Washington, D.C.                                                    a consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven Council
                                                                    (G7C), an international economic
                                                                    commission; formerly Vice Chairman of the
                                                                    Board of Governors of the Federal Reserve
                                                                    System and Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (67)                 Trustee      Since July      Chairman of the Insurance Committee and           214
c/o Triumph Capital, L.P.                           1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                                     Funds and TCW/DW Term Trust 2003;
New York, NY                                                        director/trustee of various investment
                                                                    companies managed by Morgan Stanley
                                                                    Investment Management Inc. and Morgan
                                                                    Stanley Investments LP (since July 2001);
                                                                    General Partner, Triumph Capital, L.P., a
                                                                    private investment partnership; formerly
                                                                    Vice President, Bankers Trust Company and
                                                                    BT Capital Corporation (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (54)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
2099 Pennsylvania Avenue, N.W.         of the Financial Accounting
Suite 950                              Foundation (oversight organization
Washington, D.C.                       of the Financial Accounting
                                       Standards Board); Director of RBS
                                       Greenwich Capital Holdings
                                       (financial holding company).

Michael E. Nugent (67)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
445 Park Avenue
New York, NY

Morgan Stanley Equity Fund
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                                   Number of
                                                       Term of                                                   Portfolios in
                                       Position(s)    Office and                                                 Fund Complex
      Name, Age and Address of          Held with     Length of                                                   Overseen by
         Interested Trustee            Registrant    Time Served*   Principal Occupation(s) During Past 5 Years    Trustee**
-------------------------------------  -----------  --------------  -------------------------------------------  -------------
Charles A. Fiumefreddo (70)            Chairman of  Since July      Chairman and Director or Trustee of the           123
c/o Morgan Stanley Trust               the Board    1991            Morgan Stanley Funds and TCW/DW Term Trust
Harborside Financial Center,           and Trustee                  2003; formerly Chairman, Chief Executive
Plaza Two,                                                          Officer and Director of the Investment
Jersey City, NJ                                                     Manager, the Distributor and Morgan Stanley
                                                                    Services, Executive Vice President and
                                                                    Director of Morgan Stanley DW, Chairman and
                                                                    Director of the Transfer Agent, and
                                                                    Director and/or officer of various Morgan
                                                                    Stanley subsidiaries (until June 1998) and
                                                                    Chief Executive Officer of the Morgan
                                                                    Stanley Funds and the TCW/DW Term Trusts
                                                                    (until September 2002).

James F. Higgins (55)                  Trustee      Since June      Director or Trustee of the Morgan Stanley         123
c/o Morgan Stanley Trust                            2000            Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,                                        June 2000); Senior Advisor of Morgan
Plaza Two,                                                          Stanley (since August 2000); Director of
Jersey City, NJ                                                     the Distributor and Dean Witter Realty
                                                                    Inc.; Director of AXA Financial, Inc. and
                                                                    The Equitable Life Assurance Society of the
                                                                    United States (financial services);
                                                                    previously President and Chief Operating
                                                                    Officer of the Private Client Group of
                                                                    Morgan Stanley (May 1999-August 2000),
                                                                    President and Chief Operating Officer of
                                                                    Individual Securities of Morgan Stanley
                                                                    (February 1997-May 1999).

Philip J. Purcell (59)                 Trustee      Since April     Director or Trustee of the Morgan Stanley         123
1585 Broadway                                       1994            Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                        of the Board of Directors and Chief
                                                                    Executive Officer of Morgan Stanley and
                                                                    Morgan Stanley DW; Director of the
                                                                    Distributor; Chairman of the Board of
                                                                    Directors and Chief Executive Officer of
                                                                    Novus Credit Services Inc.; Director and/or
                                                                    officer of various Morgan Stanley
                                                                    subsidiaries.


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (70)            None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                  None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)                 Director of American Airlines, Inc.
1585 Broadway                          and its parent company, AMR
New York, NY                           Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Equity Fund
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                    Term of
                                  Position(s)      Office and
   Name, Age and Address of        Held with       Length of
      Executive Officer           Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)          President        Since May 1999  President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                      Investment Management (since December 1998); President,
New York, NY                                                     Director (since April 1997) and Chief Executive Officer
                                                                 (since June 1998) of the Investment Manager and Morgan
                                                                 Stanley Services; Chairman, Chief Executive Officer and
                                                                 Director of the Distributor (since June 1998); Chairman
                                                                 (since June 1998) and Director (since January 1998) of the
                                                                 Transfer Agent; Director of various Morgan Stanley
                                                                 subsidiaries; President (since May 1999) of the Morgan
                                                                 Stanley Funds and TCW/DW Term Trust 2003; Trustee (since
                                                                 December 1999) and President and Chief Executive Officer
                                                                 (since October 2002) of the Van Kampen Open-End Funds and
                                                                 President and Chief Executive Officer (since December 2002)
                                                                 of the Van Kampen Closed-End Funds; previously Chief
                                                                 Strategic Officer of the Investment Manager and Morgan
                                                                 Stanley Services and Executive Vice President of the
                                                                 Distributor (April 1997-June 1998), Chief Executive Officer
                                                                 (September 2002-April 2003) and Vice President (May
                                                                 1997-April 1999) of the Morgan Stanley Funds and the TCW/DW
                                                                 Term Trusts, and Executive Vice President of Morgan Stanley.

Ronald E. Robison (64)          Executive Vice   Since April     Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas     President and    2003            (since February 1999) of the Investment Manager and Morgan
New York, NY                    Principal                        Stanley Services, Chief Executive Officer and Director of
                                Executive                        the Transfer Agent and Executive Vice President and
                                Officer                          Principal Executive Officer of the Morgan Stanley Funds and
                                                                 TCW/DW Term Trust 2003 (since April 2003); previously
                                                                 Managing Director of the TCW Group Inc.

Barry Fink (48)                 Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas     Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                    General Counsel                  Management; Managing Director (since December 2000), and
                                                                 Director (since July 1998) of the Investment Manager and
                                                                 Morgan Stanley Services; Assistant Secretary of Morgan
                                                                 Stanley DW; Vice President, Secretary and General Counsel of
                                                                 the Morgan Stanley Funds and TCW/DW Term Trust 2003 (since
                                                                 February 1997); Managing Director, Director and Secretary of
                                                                 the Distributor; previously, Vice President and Assistant
                                                                 General Counsel of the Investment Manager and Morgan Stanley
                                                                 Services (February 1997-December 2001).

Joseph J. McAlinden (60)        Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                      1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                     Inc. and Morgan Stanley Investments LP; Director of the
                                                                 Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                 Funds.

Francis Smith (37)              Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust        and Chief        September 2002  Stanley Funds and TCW/DW Term Trust 2003 (since September
Harborside Financial Center,    Financial                        2002); Executive Director of the Investment Manager and
Plaza Two,                      Officer                          Morgan Stanley Services (since December 2001); previously
Jersey City, NJ                                                  Vice President of the Investment Manager and Morgan Stanley
                                                                 Services (August 2000-November 2001) and Senior Manager at
                                                                 PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)           Treasurer        Since April     Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                         1989            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                     Morgan Stanley Services; previously First Vice President of
Plaza Two,                                                       the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                                  Services; Treasurer of the Morgan Stanley Funds.

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investments LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
EQUITY FUND

Annual Report
May 31, 2003

36035RPT-11444F03-AP-6/03

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                  SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equity Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003


                                       2